PREDECESSOR LIABILITIES SUBJECT TO COMPROMISE (LSTC) (Tables)	12 Months Ended
Dec. 31, 2016
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Schedule Of Liabilities Subject To Compromise in the consolidated balance sheet

The following table presents LSTC as reported in the consolidated balance sheet at December 31, 2015:

Predecessor
December 31, 2015
Notes, loans and other debt per the following table	$31,668
Accrued interest on notes, loans and other debt	646
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements (Note 17)	1,243
Trade accounts payable, advances and other payables to affiliates and other expected allowed claims	177

Total liabilities subject to compromise	$33,734